Label	Element	Value
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValue	$ 0